Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 4,599	$ 2,846	$ 2,701
Prepaid expenses and other current assets	987	999	868
Inventory			98
Notes receivable from related party	250	250
Total current assets	5,836	4,095	3,667
Property and equipment, net	2,078	3,865	2,441
Assets held for sale	1,013
Right-of-use assets, net	1,439	1,507	798
Investment in Lynx	3,000	3,000
Intangible assets, net	42	20	10
Other assets	704	772	122
Total assets	14,112	13,259	7,038
Current Liabilities:
Accounts payable and accrued liabilities	1,747	3,371	3,219
Variable share settled restricted stock units	2,080	1,334
Current portion of operating lease liability	1,874	864	344
Other current liabilities		40	680
Total current liabilities	5,701	5,609	4,243
Lease liability, net of current portion	710	688	558
Convertible debt and warrant liability, at fair value	16	65	11,285
Other long-term liabilities	33	233
Total liabilities	6,460	6,595	16,086
Commitments and contingencies (Note 12)
Stockholders’ Equity (Deficit):
Additional paid-in capital	280,370	266,302	210,412
Accumulated deficit	(272,719)	(259,638)	(219,460)
Total stockholders’ equity	7,652	6,664	(9,048)
Total liabilities and stockholders’ equity	14,112	13,259	7,038
Class A Common Stock
Stockholders’ Equity (Deficit):
Common stock value	1
Class B Common Stock
Stockholders’ Equity (Deficit):
Common stock value
Series A Convertible Preferred Stock
Stockholders’ Equity (Deficit):
Preferred stock par value